Cover Page	Nov. 13, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001600470
Document Type	8-K
Document Period End Date	Nov. 13, 2020
Entity Registrant Name	MONTAGE RESOURCES CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36511
Entity Tax Identification Number	46-4812998
Entity Address, Address Line One	122 West John Carpenter FreewaySuite 300
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	469
Local Phone Number	444-1647
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	MR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false